Asset Retirement Obligations	3 Months Ended
Mar. 31, 2014
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

7. Asset Retirement Obligations

The following table reflects the changes in the Company’s ARO during the three months ended March 31, 2014 and the year ended December 31, 2013:

	March 31, 2014	December 31, 2013
	(In thousands)
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	--	17,545
Accretion expense during period	630	663
Asset retirement obligation — end of period	$21,801	$21,171